Fair Value Measurements and Financial Instruments - Derivative Instruments (Details) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 CAD	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD	Oct. 14, 2016 USD ($)	Dec. 31, 2015 CAD	Dec. 31, 2014 CAD
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized losses recognized in regulatory assets			CAD 2,933		CAD 2,532
Unrealized gains recognized in regulatory liabilities			2,183		1,638
Cash flow hedges
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized gain on the derivatives			8		3	CAD 1
Aitken Creek
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized losses on gas swap contracts	CAD 9
Unrealized losses on gas swap contracts, after tax	CAD 6
UNS Energy
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Realized Gains Shared With Customers, Percent	10.00%
ITC | Cash flow hedges
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized gain on the derivatives		$ 8	11
Derivative instruments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized losses recognized in regulatory assets			19		74
Unrealized gains recognized in regulatory liabilities			CAD 12		CAD 3
Unsecured | ITC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Face value | $		385
Unsecured | ITC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Face value | $				$ 2,000
Interest rate swaps | Cash flow hedges
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loss expected to be reclassified to earnings	CAD 5
Interest rate swaps | Designated as hedging instrument | Cash flow hedges | ITC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount | $		$ 100